Income taxes (Tables)	12 Months Ended
Mar. 31, 2016
Total Income Taxes

Total income taxes for the fiscal years ended March 31, 2014, 2015 and 2016 comprised the following:

	Millions of yen
	2014	2015	2016
Income taxes-current	¥319,683	¥218,552	¥267,249
Income taxes-deferred
Adjustments of a deferred tax liabilities and assets for enacted changes in tax laws	7,907	25,040	15,160
Adjustments of the beginning of the year balance of a valuation allowance	—	—	(32,698)
Other	(19,611)	(5,525)	(37,992)

Total income taxes-deferred	(11,704)	19,515	(55,530)
Other comprehensive income (loss)	20,025	15,238	(16,517)

Total income taxes	¥328,004	¥253,305	¥195,202

Reconciliation of Difference of Effective Income Tax Rate and Statutory Income Tax Rate

Reconciliation of the difference of the actual effective income tax rate and the statutory income tax rate of DOCOMO is as follows:

	2014	2015	2016
Statutory income tax rate	38.1%	35.8%	33.4%
Expenses not deductible for tax purposes	0.1	0.3	0.2
Research and other credits	(0.8)	(0.7)	(1.4)
Tax credits of investment in productivity improvement facilities	—	(3.6)	(2.7)
Change in valuation allowance	1.1	2.0	(3.9)
Effect of enacted changes in tax laws and rates	1.0	3.9	1.9
Effect of outside basis differences of equity method investment	(3.1)	(0.6)	(0.3)
Goodwill impairment loss	—	—	0.4
Other	0.6	(0.1)	(0.4)

Actual effective income tax rate	37.0%	37.0%	27.2%

Significant Components of Deferred Tax Assets and Liabilities

Deferred income taxes primarily result from temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. Significant components of deferred tax assets and liabilities as of March 31, 2015 and 2016 were as follows:

	Millions of yen
	2015	2016
Deferred tax assets:
Investments in affiliates	¥102,665	¥110,312
Property, plant and equipment and intangible assets	84,347	89,680
Liability for employees’ retirement benefits	56,590	61,615
Operating loss carryforwards	39,031	42,747
Accrued liabilities for loyalty programs	39,363	29,840
Deferred revenues regarding “Nikagetsu Kurikoshi,” “Zutto Kurikoshi,” and “Packet Kurikoshi”	10,723	15,820
Accrued enterprise tax	6,970	11,565
Marketable securities and other investments	11,358	11,368
Inventories	6,328	10,170
Compensated absences	10,621	9,876
Receivables held for sale	5,434	8,873
Allowance for doubtful accounts	3,654	6,294
Accrued bonus	5,703	5,389
Asset retirement obligations	1,755	2,417
Accrued commissions to agent resellers	1,945	2,412
Other	13,551	12,714

Sub-total deferred tax assets	¥400,038	¥431,092
Less: Valuation allowance	(48,701)	(17,672)

Total deferred tax assets	¥351,337	¥413,420

Deferred tax liabilities:
Investments in affiliates	¥26,692	¥27,975
Unrealized holding gains on available-for-sale securities	26,204	20,395
Identifiable intangible assets	8,590	5,531
Other	3,473	1,261

Total deferred tax liabilities	¥64,959	¥55,162

Net deferred tax assets	¥286,378	¥358,258

Components of Net Deferred Tax Assets

The components of net deferred tax assets included in the consolidated balance sheets as of March 31, 2015 and 2016 were as follows:

	Millions of yen
	2015	2016
Deferred tax assets (Current assets)	¥61,512	¥107,058
Deferred tax assets (Non-current investments and other assets)	237,427	261,434
Other current liabilities	(29)	(47)
Other long-term liabilities	(12,532)	(10,187)

Total	¥286,378	¥358,258

Period Available to Offset Future Taxable Income in Each Tax Jurisdiction

The period available to offset future taxable income varies in each tax jurisdiction as follows:

Millions of yen
2016
Within 5 years	¥21,604
6 to 20 years	118,359
Indefinite periods	25,807

Total	¥165,770